Reverse Capitalization	12 Months Ended
Dec. 31, 2025
Reverse Capitalization [Abstract]
REVERSE CAPITALIZATION

3. REVERSE CAPITALIZATION

On July 9, 2025, in accordance with the Business Combination Agreement, the Closing occurred, pursuant to which the Company issued ordinary shares to Distoken Acquisition Corporation shareholders.

Immediately after giving effect to the Business Combination, the Company has 76,048,501 ordinary shares issued and outstanding consisting of (i) 70,000,000 ordinary shares issued to the shareholders of the Company pursuant to the Merger Agreement; (ii) 3,343,552 ordinary shares held by former Distoken public shareholders and its Sponsor; and (iii) 2,704,949 ordinary shares issued to PIPE investors as part of the private placement.

The 3,343,552 ordinary shares held by former Distoken public shareholders and its Sponsor consist of (a) 51,052 ordinary shares held by former Distoken public shareholders; (b) 690,000 ordinary shares converted from Public Rights; (c) 1,725,000 ordinary shares converted from Founder Shares held by the Sponsor; (d) 545,000 ordinary shares converted from Private Shares held by the Sponsor; (e) 54,500 ordinary shares converted from Private Rights held by the Sponsor; and (f) 278,000 ordinary shares held as Representative Shares.

Common shares issued and outstanding following the Closing are as follows:

	Shares Outstanding
	Shars	%

Youlife Shareholders A	58,839,192	77.3
Youlife Shareholders B	11,160,808	14.6
Distoken Public Shareholders	51,052	0.1
Holder of Founder Shares	1,725,000	2.3
Holder of Private Shares	545,000	0.7
Holders of Representative Shares	278,000	0.4
Holders of Public Rights	690,000	0.9
Holders of Private Rights	54,500	0.1
PIPE Investors	2,704,949	3.6
Total Shares Outstanding	76,048,501	100.0